FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Value: 306

Form 13F Information Table Value Total: $3,633,121

List of Other Included Managers:

No.	Form 13-F File Number	Name
1	2-69565			Calvert Asset Management, Inc.